Capital Withdrawal Payable To General Partner (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Capital Withdrawal Payable To General Partner [Abstract]
Capital withdrawal payable to General Partner	$ 2,405,883	$ 450,037
Amount of profit share included in capital withdrawals payable to General Partner	1,755,883	$ 450,037
Withdrawals payable to General Partner	$ 650,000